Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Computer equipment	296,559	513,448
Office equipment	79,470	115,048
Vehicles	1,230	3,599
Leasehold improvement	67,440	94,340
Less: accumulated depreciation	(186,002)	(338,868)
Exchange difference	7	(35)

	258,704	387,532